INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current
Trade creditors	$ 51,389,515	$ 37,139,351	$ 30,489,072
Taxes	2,556,945	2,163,552	1,475,410
Miscellaneous	229,339	335,088	443,895
Trade and other payable	72,091,408	57,289,862	40,578,494
Shareholders and other related parties
Current
Trade payable, related party	52,864	1,031,710	1,796,932
Parent company
Current
Trade payable, related party	193,718	2,210,308	1,568,036
Joint ventures and associates
Current
Trade payable, related party	$ 17,669,027	$ 14,409,853	$ 4,805,149